Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) Basis_points	Jun. 30, 2023 ZAR (R) Basis_points
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R 38	R 34
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	41	50
Decrease by 1%, impact on earnings | R	R (38)	R (34)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	41	50
US$ denominated borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase by 1%, impact on earnings | R	R (10)	R (9)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Basis points | Basis_points	53	15
Decrease by 1%, impact on earnings | R	R 10	R 9
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Basis points | Basis_points	53	15